OLD MUTUAL FUNDS II

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective May 23, 2008, the following replaces in its entirety the “Technology and Communications Industries” side-bar on page 15 of the Prospectus:

Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors, Biotechnology, Health Care Equipment and Supplies, and Life Sciences Tools and Services.

Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.

The following paragraph is deleted in its entirety under the “The Portfolio Managers – Large Cap Growth Fund – Ashfield” section of the Prospectus on page 139:

Anthony S. Hooker joined Ashfield in 1986 when Pacific Asset Management, a firm Mr. Hooker founded in 1979, merged with Ashfield. Since 1986, Mr. Hooker has held the position of Portfolio Manager.

The following replaces in its entirety the biographical information for Marc W. Lieberman under the “The Portfolio Managers – Large Cap Growth Fund – Ashfield” section of the Prospectus on page 139:

Marc W. Lieberman, CFA, joined Ashfield in 2002 and held the position of Associate Sales Director until December 2003. From December 2003 through January 2005, Mr. Lieberman held the position of Sales Director, and from January 2005 through September 2006, he held the position of Associate Portfolio Manager. Since September 2006, Mr. Lieberman has held the position of Portfolio Manager. Prior to joining Ashfield, Mr. Lieberman was the Director of Sales at Homegain.com from 2000 to 2001.

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Distributor: Old Mutual Investment Partners

R-08-275 05/2008

OLD MUTUAL FUNDS II

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective May 23, 2008, the following replaces in its entirety the “Technology and Communications Industries” side-bar on page 18 of the Prospectus:

Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors, Biotechnology, Health Care Equipment and Supplies, and Life Sciences Tools and Services.

Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.

The following paragraph is deleted in its entirety under the “The Portfolio Managers – Large Cap Growth Fund – Ashfield” section of the Prospectus on page 158:

Anthony S. Hooker joined Ashfield in 1986 when Pacific Asset Management, a firm Mr. Hooker founded in 1979, merged with Ashfield. Since 1986, Mr. Hooker has held the position of Portfolio Manager.

The following replaces in its entirety the biographical information for Marc W. Lieberman under the “The Portfolio Managers – Large Cap Growth Fund – Ashfield” section of the Prospectus on page 158:

Marc W. Lieberman, CFA, joined Ashfield in 2002 and held the position of Associate Sales Director until December 2003. From December 2003 through January 2005, Mr. Lieberman held the position of Sales Director, and from January 2005 through September 2006, he held the position of Associate Portfolio Manager. Since September 2006, Mr. Lieberman has held the position of Portfolio Manager. Prior to joining Ashfield, Mr. Lieberman was the Director of Sales at Homegain.com from 2000 to 2001.

The following replaces in its entirety the last paragraph and bullet points on page 166 of the Prospectus:

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information about LOIs.

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Distributor: Old Mutual Investment Partners

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OLD MUTUAL FUNDS II

OLD MUTUAL ADVANTAGE GROWTH FUND

OLD MUTUAL BARROW HANLEY CORE BOND FUND

OLD MUTUAL DWIGHT HIGH YIELD FUND

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Institutional Class Shares Prospectus of the Old Mutual Advantage Growth Fund, Old Mutual Barrow Hanley Core Bond Fund, and Old Mutual Dwight High Yield Fund, series portfolios of Old Mutual Funds II, dated November 19, 2007. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the information contained under the heading “Choosing a Share Class” on page 26 of the Prospectus:

The Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, and the Old Mutual Dwight High Yield Fund offer Institutional Class shares. The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information on LOIs.

The following replaces in its entirety the first paragraph under the heading “The Portfolio Managers – Old Mutual Advantage Growth Fund – Ashfield” in the Prospectus on page 23:

A team of portfolio managers comprise Ashfield’s Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process. The members of the Investment Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Kelli K. Hill and Marc W. Lieberman. All portfolio decisions are made collectively by consensus of the Investment Committee.

The following paragraph is deleted in its entirety under the “The Portfolio Managers – Old Mutual Advantage Growth Fund – Ashfield” section of the Prospectus on page 23:

Anthony S. Hooker joined Ashfield in 1986 when Pacific Asset Management, a firm Mr. Hooker founded in 1979, merged with Ashfield. Since 1986, Mr. Hooker has held the position of Portfolio Manager.

The following replaces in its entirety the biographical information for Marc W. Lieberman under the “The Portfolio Managers – Old Mutual Advantage Growth Fund – Ashfield” section of the Prospectus on page 23:

Marc W. Lieberman, CFA, joined Ashfield in 2002 and held the position of Associate Sales Director until December 2003. From December 2003 through January 2005, Mr. Lieberman held the position of Sales Director, and from January 2005 through September 2006, he held the position of Associate Portfolio Manager. Since September 2006, Mr. Lieberman has held the position of Portfolio Manager. Prior to joining Ashfield, Mr. Lieberman was the Director of Sales at Homegain.com from 2000 to 2001.

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Distributor: Old Mutual Investment Partners

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2

OLD MUTUAL FUNDS II

OLD MUTUAL TS&W MID-CAP VALUE FUND

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C and Institutional Class Shares Prospectus of the Old Mutual TS&W Mid-Cap Value Fund, a series portfolio of Old Mutual Funds II, dated November 19, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in their entirety the paragraphs and bullet points contained under the heading “Institutional Class Shares” on page 14 of the Prospectus:

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the

Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information about LOIs.

_______________________________________________________________

Distributor: Old Mutual Investment Partners

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OLD MUTUAL FUNDS II

OLD MUTUAL DISCOVER VALUE FUND

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Institutional Class Shares Prospectus of the Old Mutual Discover Value Fund, a series portfolio of Old Mutual Funds II, dated November 19, 2007. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the information contained under the heading “Institutional Class Shares” on page 8 of the Prospectus:

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in the Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in the Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Fund also reserves the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with the Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information about LOIs.

_______________________________________________________________

Distributor: Old Mutual Investment Partners

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OLD MUTUAL FUNDS II

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated February 1, 2008, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

The following replaces in its entirety the first sentence and bullet points under the heading “Description of Permitted Investments – Other Permitted Investments – Short Sales – Restrictions on Short Sales” on page 33 of the SAI:

Restrictions on Short Sales. A Fund will not short sell a security if:

•	After giving effect to such short sale, the total market value of all securities sold short would exceed 33.3% of the value of a Fund’s net assets; and
•	Such securities would constitute more than 2% of any class of the issuer’s securities.

The following replaces in its entirety the first paragraph under the heading “Trustees and Officers of the Trust” on page 39 of the SAI:

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, except for Albert A. Miller whose mandatory retirement age is 77, resign, or are not reelected. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The following replaces in their entirety the tables entitled “Independent Trustees” and “Interested Trustee” under the heading “Trustees and Officers of the Trust” on pages 39 – 40 of the SAI:

INDEPENDENT TRUSTEES

Name and Age	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(S) During Past 5 Years	Number of Portfolios in the Old Mutual Fund Family Complex Overseen by Trustee	Other Directorships Held by Trustee

Leigh A. Wilson (Age: 63)	Chairman	Since 2005	Chief Executive Officer, New Century Living, Inc. (older adult housing) since 1992. Director, Chimney Rock Winery LLC, 2000 - 2004, and Chimney Rock Winery Corp (winery), 1985 - 2004.	41	Caledonia Mining Corporation, Old Mutual Insurance Series Fund; Old Mutual Funds III; The Victory Portfolios; The Victory Institutional Funds; and The Victory Variable Insurance Funds.
John R. Bartholdson (Age: 63)	Trustee	Since 1995	Retired. Chief Financial Officer, The Triumph Group, Inc. (manufacturing), 1992 - 2007.	59	Old Mutual Insurance Series Fund; Old Mutual Funds I; Old Mutual Funds III; ING Clarion Real Estate Income Fund; and ING Clarion Real Estate Income Fund.
Jettie M. Edwards (Age: 61)	Trustee	Since 1995	Retired. Consultant, Syrus Associates (business and marketing consulting firm), 1986 - 2002.	41	Old Mutual Insurance Series Fund; Old Mutual Funds III; EQ Advisors Trust; and AXA Enterprise Funds Trust.
Albert A. Miller (Age: 73)	Trustee	Since 1995	Retired. Advisor and Secretary, the Underwoman Shoppes, Inc. (retail clothing stores), 1980 - 2002. Senior Vice President, Cherry & Webb, CWT Specialty Stores, 1995 – 2000.	41	Old Mutual Insurance Series Fund and Old Mutual Funds III.
*	Each Trustee of the Trust will serve until his or her successor is duly qualified and elected at the meeting of shareholders to be held in 2010, or until his or her earlier resignation or retirement.

INTERESTED TRUSTEE

Name and Age	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Old Mutual Fund Family Complex Overseen by Trustee	Other Directorships Held by Trustee
Thomas M. Turpin** (Age: 47)	Interested Trustee	Since 2007	Interim Chief Executive Officer (April 2008 - present) and Chief Operating Officer, Old Mutual US Holdings Inc. (2002 – April 2008).	41	Old Mutual Insurance Series Fund and Old Mutual Funds III.
*	Trustee of the Trust until his successor is duly qualified and elected at the meeting of shareholders to be held in 2010, or until his earlier resignation or retirement.
**	Mr. Turpin is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of an affiliate of Old Mutual Capital.

The following replaces in its entirety the paragraphs under the heading “Trustees and Officers of the Trust – Board Committees” on pages 40 – 41 of the SAI:

The Trustees are responsible for major decisions relating to a Fund’s investment goals and strategies. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has four standing committees: Governance, Nominating and Compliance Committee; Audit Committee; Service Provider Review Committee; and Investment Committee. Currently, the members of the Audit Committee and Investment Committee are John Bartholdson and Jettie Edwards. The members of the Governance, Nominating and Compliance Committee and Service Provider Review Committee are Leigh Wilson and Albert Miller. Thomas Turpin is a member of the Investment Committee.

Governance, Nominating and Compliance Committee

The Governance, Nominating and Compliance Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Governance, Nominating and Compliance Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that shareholders of one or more of the Funds at the time they submit recommendations and are entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance, Nominating and Compliance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance, Nominating and Compliance Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds II, 4643 South Ulster Drive, Suite 600, Denver, Colorado 80237, Attention: Secretary of Old Mutual Funds II. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee

The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.

Service Provider Review Committee

The Service Provider Review Committee, among other things, assists the Board in its oversight of the Trust’s service providers. The inception date of the Service Provider

Review Committee was May 21, 2008, therefore the Service Provider Review Committee did not hold any meetings during the Trust’s fiscal year ended March 31, 2007.

Investment Committee

The Investment Committee, among other things, assists the Board in its oversight of the investment process of the Trust. The inception date of the Investment Committee was May 21, 2008, therefore the Investment Committee did not hold any meetings during the Trust’s fiscal year ended March 31, 2007.

The following replaces in its entirety the first paragraph under the heading “Trustees and Officers of the Trust – Trustee Compensation” on page 42 of the SAI:

Each Trustee receives a retainer and a per meeting fee. The Trust currently pays the Independent Chairman a yearly retainer of $50,000, each other Independent Trustee a $25,000 yearly retainer, a special Board meeting fee of $3,000 per in-person meeting at the discretion of the Chairman and $1,000 per telephonic meeting at the discretion of the Chairman, plus travel and out-of-pocket expenses incurred by the Trustees in attending Board meetings. Annual Board fees may be reviewed periodically and changed by the Board. The Trust has no plan or other arrangement pursuant to which any of the Trustees receive pension or retirement benefits. Therefore, none of the Trustees has estimated annual benefits to be paid by the Trust upon retirement.

The following replaced in its entirety the first sentence under the heading “The Investment Advisor, Sub-Advisors and Other Service Providers – Counsel and Independent Registered Public Accounting Firm” on page 64 of the SAI:

Stradley Ronon Stevens & Young, LLP serves as counsel to the Trust.

The following replaces in its entirety the first paragraph, bullet points and second paragraph under the heading “Purchase and Redemptions of Shares – Class Z and Institutional Class Shares – Purchases of Institutional Class Shares” on page 98 of the SAI:

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.

If you agree to invest at least $100,000 in Institutional Class shares of a Fund and sign an LOI, you confirm your intent to purchase at least $1 million of Institutional Class shares of the Fund in which you have chosen to invest over a twelve month period. By signing the LOI, you also agree that in the event you do not fulfill the terms of the LOI, we may convert your Institutional Class shares of the Fund to another share class or redeem your shares. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

_________________________________________________________________

Distributor: Old Mutual Investment Partners

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OLD MUTUAL FUNDS II

OLD MUTUAL DISCOVER VALUE FUND

Supplement Dated May 30, 2008

This Supplement updates certain information contained in the currently effective Institutional Class Shares Statement of Additional Information (the “SAI”) of the Old Mutual Discover Value Fund, a series portfolio of Old Mutual Funds II, dated February 1, 2008, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

The following replaces in its entirety the first sentence and bullet points under the heading “Description of Permitted Investments – Other Permitted Investments – Short Sales – Restrictions on Short Sales” on page 27 of the SAI:

Restrictions on Short Sales. A Fund will not short sell a security if:

•	After giving effect to such short sale, the total market value of all securities sold short would exceed 33.3% of the value of a Fund’s net assets; and
•	Such securities would constitute more than 2% of any class of the issuer’s securities.

The following replaces in its entirety the first paragraph under the heading “Trustees and Officers of the Trust” on page 32 of the SAI:

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, except for Albert A. Miller whose mandatory retirement age is 77, resign, or are not reelected. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The following replaces in their entirety the tables entitled “Independent Trustees” and “Interested Trustee” under the heading “Trustees and Officers of the Trust” on pages 32 – 33 of the SAI:

INDEPENDENT TRUSTEES

Name and Age	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(S) During Past 5 Years	Number of Portfolios in the Old Mutual Fund Family Complex Overseen by Trustee	Other Directorships Held by Trustee

Leigh A. Wilson (Age: 63)	Chairman	Since 2005	Chief Executive Officer, New Century Living, Inc. (older adult housing) since 1992. Director, Chimney Rock Winery LLC, 2000 - 2004, and Chimney Rock Winery Corp (winery), 1985 - 2004.	41	Caledonia Mining Corporation, Old Mutual Insurance Series Fund; Old Mutual Funds III; The Victory Portfolios; The Victory Institutional Funds; and The Victory Variable Insurance Funds.
John R. Bartholdson (Age: 63)	Trustee	Since 1995	Retired. Chief Financial Officer, The Triumph Group, Inc. (manufacturing), 1992 - 2007.	59	Old Mutual Insurance Series Fund; Old Mutual Funds I; Old Mutual Funds III; ING Clarion Real Estate Income Fund; and ING Clarion Real Estate Income Fund.
Jettie M. Edwards (Age: 61)	Trustee	Since 1995	Retired. Consultant, Syrus Associates (business and marketing consulting firm), 1986 - 2002.	41	Old Mutual Insurance Series Fund; Old Mutual Funds III; EQ Advisors Trust; and AXA Enterprise Funds Trust.
Albert A. Miller (Age: 73)	Trustee	Since 1995	Retired. Advisor and Secretary, the Underwoman Shoppes, Inc. (retail clothing stores), 1980 - 2002. Senior Vice President, Cherry & Webb, CWT Specialty Stores, 1995 – 2000.	41	Old Mutual Insurance Series Fund and Old Mutual Funds III.
*	Each Trustee of the Trust will serve until his or her successor is duly qualified and elected at the meeting of shareholders to be held in 2010, or until his or her earlier resignation or retirement.

INTERESTED TRUSTEE

Name and Age	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Old Mutual Fund Family Complex Overseen by Trustee	Other Directorships Held by Trustee
Thomas M. Turpin** (Age: 47)	Interested Trustee	Since 2007	Interim Chief Executive Officer (April 2008 - present) and Chief Operating Officer, Old Mutual US Holdings Inc. (2002 – April 2008).	41	Old Mutual Insurance Series Fund and Old Mutual Funds III.
*	Trustee of the Trust until his successor is duly qualified and elected at the meeting of shareholders to be held in 2010, or until his earlier resignation or retirement.
**	Mr. Turpin is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of an affiliate of Old Mutual Capital.

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The following replaces in its entirety the paragraphs under the heading “Trustees and Officers of the Trust – Board Committees” on pages 33 – 34 of the SAI:

The Trustees are responsible for major decisions relating to the Fund’s investment goals and strategies. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect the Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has four standing committees: Governance, Nominating and Compliance Committee; Audit Committee; Service Provider Review Committee; and Investment Committee. Currently, the members of the Audit Committee and Investment Committee are John Bartholdson and Jettie Edwards. The members of the Governance, Nominating and Compliance Committee and Service Provider Review Committee are Leigh Wilson and Albert Miller. Thomas Turpin is a member of the Investment Committee.

Governance, Nominating and Compliance Committee

The Governance, Nominating and Compliance Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Governance, Nominating and Compliance Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that shareholders of one or more of the Funds at the time they submit recommendations and are entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance, Nominating and Compliance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance, Nominating and Compliance Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds II, 4643 South Ulster Drive, Suite 600, Denver, Colorado 80237, Attention: Secretary of Old Mutual Funds II. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee

The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.

Service Provider Review Committee

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The Service Provider Review Committee, among other things, assists the Board in its oversight of the Trust’s service providers. The inception date of the Service Provider Review Committee was May 21, 2008, therefore the Service Provider Review Committee did not hold any meetings during the Trust’s fiscal year ended March 31, 2007.

Investment Committee

The Investment Committee, among other things, assists the Board in its oversight of the investment process of the Trust. The inception date of the Investment Committee was May 21, 2008, therefore the Investment Committee did not hold any meetings during the Trust’s fiscal year ended March 31, 2007.

The following replaces in its entirety the first paragraph under the heading “Trustees and Officers of the Trust – Trustee Compensation” on page 35 of the SAI:

Each Trustee receives a retainer and a per meeting fee. The Trust currently pays the Independent Chairman a yearly retainer of $50,000, each other Independent Trustee a $25,000 yearly retainer, a special Board meeting fee of $3,000 per in-person meeting at the discretion of the Chairman and $1,000 per telephonic meeting at the discretion of the Chairman, plus travel and out-of-pocket expenses incurred by the Trustees in attending Board meetings. Annual Board fees may be reviewed periodically and changed by the Board. The Trust has no plan or other arrangement pursuant to which any of the Trustees receive pension or retirement benefits. Therefore, none of the Trustees has estimated annual benefits to be paid by the Trust upon retirement.

The following replaced in its entirety the first sentence under the heading “The Investment Advisor, Sub-Advisors and Other Service Providers – Counsel and Independent Registered Public Accounting Firm” on page 42 of the SAI:

Stradley Ronon Stevens & Young, LLP serves as counsel to the Trust.

The following replaces in its entirety the last paragraph and bullet points on pages 47 – 48 of the SAI and the first paragraph on page 48 of the SAI under the heading “Purchase and Redemptions of Shares – General Information Regarding Purchases”:

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in the Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class

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shares with a minimum initial investment of $100,000 in the Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in the Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Fund also reserves the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.

If you agree to invest at least $100,000 in Institutional Class shares of the Fund and sign an LOI, you confirm your intent to purchase at least $1 million of Institutional Class shares of the Fund over a twelve month period. By signing the LOI, you also agree that in the event you do not fulfill the terms of the LOI, we may convert your Institutional Class shares of the Fund to another share class or redeem your shares. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

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Distributor: Old Mutual Investment Partners

R-08-273 05/2008

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